Consolidated statement of financial position - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	₽ 2,346	₽ 1,074
Goodwill and other intangible assets	11,316	10,846
Investments in associates	1,118	812
Investments in joint ventures		836
Long-term debt securities and deposits	4,015	497
Long-term loans	265	230
Other non-current assets	83	110
Deferred tax assets	217	157
Total non-current assets	19,360	14,562
Current assets
Trade and other receivables	6,162	8,042
Short-term loans	11,419	6,890
Short-term debt securities and deposits	1,136	1,432
Prepaid income tax	259	112
Other current assets	917	929
Cash and cash equivalents	42,101	40,966
Total current assets	61,994	58,371
Assets held for sale	123	90
Total assets	81,477	73,023
Equity attributable to equity holders of the parent
Share capital	1	1
Additional paid-in capital	1,876	1,876
Share premium	12,068	12,068
Other reserve	2,576	2,097
Retained earnings	10,557	9,091
Translation reserve	289	513
Total equity attributable to equity holders of the parent	27,367	25,646
Non-controlling interests	70	60
Total equity	27,437	25,706
Non-current liabilities
Long-term debt	1,545
Long-term lease liabilities	1,017
Long-term customer accounts	444	237
Other non-current liabilities	45	1
Deferred tax liabilities	749	743
Total non-current liabilities	3,800	981
Current liabilities
Trade and other payables	27,295	27,499
Customer accounts and amounts due to banks	21,519	17,868
Short-term lease liabilities	340
VAT and other taxes payable	184	428
Other current liabilities	902	541
Total current liabilities	50,240	46,336
Total equity and liabilities	₽ 81,477	₽ 73,023